Goodwill and intangible assets - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) segment	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Number of operating segments | segment	2
Percentage of weightings	50.00%
Research and Development
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Amortization expense | €	€ 25	€ 18	€ 14
Income Approach | Premium
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Discount rate	7.50%
Income Approach | Ad-Supported
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Discount rate	9.50%
Market Approach | Bottom of Range
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Revenue multiple used to estimate enterprise value	3.0
Market Approach | Top of Range
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Revenue multiple used to estimate enterprise value	7.0